Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of revenue and net loss of acquired included in Condensed Consolidated Statements of Operations
The amounts of Par revenue and Net loss attributable to Endo International plc included in the Company’s Consolidated Statements of Operations for the year ended December 31, 2015 from and including September 25, 2015 to December 31, 2015 are as follows (in thousands, except per share data):

Revenue	$401,238
Net loss attributable to Endo International plc	$(4,348)
Basic and diluted net loss per share	$(0.02)
The amounts of Auxilium Revenue and Net loss included in the Company’s Consolidated Statements of Operations from and including January 29, 2015 to December 31, 2015 are as follows (in thousands, except per share data):

Revenue	$341,520
Net loss attributable to Endo International plc (1)	$(469,986)
Basic and diluted net loss per share	$(2.38)
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(1)
Net loss attributable to Endo International plc does not include any portion of the goodwill impairment charges recorded during 2015 since it is not possible to distinguish the amount of the charges directly attributable to Auxilium.

Schedule of pro forma consolidated results
This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2015, nor is it indicative of any future results.

2015
Unaudited pro forma consolidated results (in thousands, except per share data):
Revenue	$3,292,293
Net loss attributable to Endo International plc	$(1,513,625)
Basic and diluted net loss per share	$(7.68)
This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2015, nor is it indicative of any future results.

2015
Unaudited pro forma consolidated results (in thousands, except per share data):
Revenue	$4,268,110
Net loss attributable to Endo International plc	$(1,594,130)
Basic and diluted net loss per share	$(8.09)